Investments in associates	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Investments in associates
16.	Investments in associates
A reconciliation
 of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2022			2021
Million US dollar	AB InBev Efes	Castel	Anadolu Efes	AB InBev Efes	Castel	Anadolu Efes
Balance at 1 January	1 143	3 400	201	1 135	3 566	391

Effect of movements in foreign exchange	—	(172)	(57)	—	(246)	(159)
Dividends received	—	(87)	(14)	—	(36)	(67)
Share of results of associates	—	152	41	7	116	35
Exceptional share of results of associates	(1 143)	—	—	—	—	—

Balance at 31 December	—	3 293	171	1 143	3 400	201

Summarized financial information of the company’s material associates is as follows:

	2022		2021
Million US dollar	Castel	Anadolu Efes	AB InBev Efes	Castel	Anadolu Efes
Current assets	3 399	2 973	385	3 016	1 500
Non-current assets	3 679	4 654	624	3 923	3 157
Current liabilities	(1 803)	(2 581)	(693)	(1 774)	(1 259)
Non-current liabilities	(439)	(1 767)	(42)	(499)	(1 218)
Non-controlling interests	(564)	(1 789)	—	(543)	(1 128)

Net assets 1	4 272	1 490	274	4 124	1 053

Revenue	4 942	4 222	1 393	5 017	3 781
Profit (loss)	767	287	1	741	275
Other comprehensive income (loss)	74	1 503	—	(295)	241
Total comprehensive income (loss)	841	1 790	1	447	516
In 2022, the company reported a
(1 143)
m US dollar exceptional share of results of associates related to its investment in AB InBev Efes (for more details refer to Note 4
Use of estimates and judgments
and Note 8
Exceptional items)
. As of 31 December 2022, the investment has been classified as non-current
asset held for sale.
In 2022, associates that are not individually material contributed 106m US dollar to the results of investment in associates (31 December 2021: 90m US dollar; 31 December 2020: 45m US dollar).

1	The net assets are converted at the respective closing rates of December.

Following the entry of Turkey in a hyperinflation economy in 2022, the company accounted for the share of result of its Turkish associate Anadolu Efes at the December closing rate (18.718236 Turkish lira per US dollar) instead of the average rate.
Additional information related to the significant associates is presented in Note 34
AB InBev Companies
.